Commitments and Contingencies (Details) - Schedule of lease commitments - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Commitments and Contingencies (Details) - Schedule of lease commitments [Line Items]
Minimum lease payments payable under non-cancellable operating lease	$ 2,437,788	$ 2,424,955
Office [Member]
Commitments and Contingencies (Details) - Schedule of lease commitments [Line Items]
Minimum lease payments payable under non-cancellable operating lease	2,407,407	2,416,529
Within 1 year [Member]
Commitments and Contingencies (Details) - Schedule of lease commitments [Line Items]
Minimum lease payments payable under non-cancellable operating lease	113,095	85,549
Within 1 year [Member] | Office [Member]
Commitments and Contingencies (Details) - Schedule of lease commitments [Line Items]
Minimum lease payments payable under non-cancellable operating lease	82,714	77,123
2-5 years [Member]
Commitments and Contingencies (Details) - Schedule of lease commitments [Line Items]
Minimum lease payments payable under non-cancellable operating lease	330,856	231,370
Thereafter [Member]
Commitments and Contingencies (Details) - Schedule of lease commitments [Line Items]
Minimum lease payments payable under non-cancellable operating lease	1,993,837	2,108,036
Thereafter [Member] | Office [Member]
Commitments and Contingencies (Details) - Schedule of lease commitments [Line Items]
Minimum lease payments payable under non-cancellable operating lease	1,993,837	2,108,036
2-5 years [Member] | Office [Member]
Commitments and Contingencies (Details) - Schedule of lease commitments [Line Items]
Minimum lease payments payable under non-cancellable operating lease	$ 330,856	$ 231,370